Organization and Reorganization (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Net cash generated from/(used in) operating activities	¥ (53,338)	$ (7,756)	¥ (59,662)	¥ (54,092)
Net cash used in investing activities	(20,746)	(3,017)	(4,272)	14,969
Net cash (used in)/ generated from financing activities	562,126	$ 81,758	117,954	52,477
Major VIEs
Variable Interest Entity [Line Items]
Net cash generated from/(used in) operating activities	24,144		(10,540)	12,930
Net cash used in investing activities	(50)		0	14,965
Net cash (used in)/ generated from financing activities	(31,138)		18,148	(12,283)
Net increase/(decrease) in cash and cash equivalent	¥ (7,044)		¥ 7,608	¥ 15,612